OTHER RECEIVABLES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 16,180,000	$ 14,860,000
Allowance for doubtful accounts	9,912	9,857	4,487	1,144
Agent receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	5,065,000	3,332,000
Claims receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	4,938,000	6,015,000
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	6,177,000	5,513,000
Total Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0